Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income / Loss (thousands)(6)
2024	$633,126	$758,380	$542,335	$615,332	$91	$(29,152)
2023	$890,422	$670,482	$456,288	$386,204	$65	$(12,877)
2022	$464,009	$437,944	$399,979	$409,997	$100	$1,152

Named Executive Officers, Footnote [Text Block]		In his capacity as Chief Executive Officer, Mr. Ash is included as our PEO for 2024, 2023 and 2022. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
PEO Total Compensation Amount	[1],[2],[3]	$ 633,126	$ 890,422	$ 464,009
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 758,380	670,482	437,944
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments(1)(2)		PEO		Other NEO Average
		2024	2023	2022	2024	2023	2022
Summary Compensation Table Total		$633,126	$890,422	$464,009	$542,335	$456,288	$399,979
Deduction for amount reported in “Option Awards” column of the Summary Compensation Table	(-)	$-	$-	$-	$-	$-	$-
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$(234,369)	$(477,376)	$(145,085)	$(149,700)	$(206,479)	$(123,591)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+/-)	$309,821	$148,657	$156,846	$201,064	$84,423	$133,609
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year	(+/-)	$-	$172,201	$-	$-	$102,163	$-
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+/-)	$39,482	$(39,513)	$(32,447)	$17,548	$(10,453)	$-
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+/-)	$10,320	$(23,909)	$(5,379)	$4,086	$(11,338)	$-
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(+/-)	$-	$-	$-	$-	$(28,400)	$-
Addition of the dollar value of any dividends paid on awards granted during the FY prior to the vesting date not otherwise included in the total compensation for the FY	(+)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid		$758,380	$670,482	$437,944	$615,332	$386,204	$409,997

(1)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years except for an award granted to Mr. Ash, Mr. Williams, and Mr. Wiens made in June 2023 which was fully vested on the date of grant and an award granted to Mr. Ash, Mr. Williams and Mr. Wiens made in July 2023 which vests pro-ratably on March 31, 2024, March 31, 2025 and March 31, 2026. See the Executive Compensation Discussion and Analysis for a description of the awards and the rationale.

(2)	All 2024 and 2023 C$ amounts have been converted to US$ using the C$/US$ exchange rate as of the applicable grant or vesting date.

Non-PEO NEO Average Total Compensation Amount	[1],[2],[4],[5]	$ 542,335	456,288	399,979
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[4],[5],[6]	$ 615,332	386,204	409,997
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph reflects the relationship between the amount of “compensation actually paid” to Mr. Ash and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Ash) with the Company’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and GAAP Net Income / Net Loss

The following table reflects the relationship between the amount of “compensation actually paid” to Mr. Ash and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Ash) with the Company’s net income / net loss, as applicable, as reported under U.S. generally accepted accounting principles (GAAP), over the three years presented in the table. The Company does not use net income or net loss as a performance measure in the overall executive compensation program.

Total Shareholder Return Amount	[7]	$ 91	65	100
Net Income (Loss) Attributable to Parent	[8]	$ (29,152,000)	$ (12,877,000)	$ 1,152,000
PEO Name		Mr. Ash	Mr. Ash	Mr. Ash
PEO [Member] | Deduction for Amount Reported in “Option Awards” Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]
PEO [Member] | Deduction for Amount Reported in “Stock Awards” Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	(234,369)	(477,376)	(145,085)
PEO [Member] | Addition of Fair Value at Fiscal Year End, of Equity Awards Granted During FY That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	309,821	148,657	156,846
PEO [Member] | Addition of Fair Value at Vesting Date, of Equity Awards Granted During FY That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]		172,201
PEO [Member] | Addition of Change in Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	39,482	(39,513)	(32,447)
PEO [Member] | Addition of Change in Fair Value at Vesting Date Versus Prior FY End for Awards Granted in Prior FY That Vested During FY [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	10,320	(23,909)	(5,379)
PEO [Member] | Deduction of Fair Value at Prior FY End for Awards Granted in Prior FY That Failed to Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]
PEO [Member] | Addition of Dollar Value of Any Dividends Paid on Awards Granted During FY Prior to Vesting Date Not Otherwise Included in Total Compensation for FY [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]
Non-PEO NEO [Member] | Deduction for Amount Reported in “Option Awards” Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]
Non-PEO NEO [Member] | Deduction for Amount Reported in “Stock Awards” Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	(149,700)	(206,479)	(123,591)
Non-PEO NEO [Member] | Addition of Fair Value at Fiscal Year End, of Equity Awards Granted During FY That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	201,064	84,423	133,609
Non-PEO NEO [Member] | Addition of Fair Value at Vesting Date, of Equity Awards Granted During FY That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]		102,163
Non-PEO NEO [Member] | Addition of Change in Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	17,548	(10,453)
Non-PEO NEO [Member] | Addition of Change in Fair Value at Vesting Date Versus Prior FY End for Awards Granted in Prior FY That Vested During FY [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]	4,086	(11,338)
Non-PEO NEO [Member] | Deduction of Fair Value at Prior FY End for Awards Granted in Prior FY That Failed to Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]		(28,400)
Non-PEO NEO [Member] | Addition of Dollar Value of Any Dividends Paid on Awards Granted During FY Prior to Vesting Date Not Otherwise Included in Total Compensation for FY [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[1],[2]

[1]	All 2024 and 2023 C$ amounts have been converted to US$ using the C$/US$ exchange rate as of the applicable grant or vesting date.
[2]	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years except for an award granted to Mr. Ash, Mr. Williams, and Mr. Wiens made in June 2023 which was fully vested on the date of grant and an award granted to Mr. Ash, Mr. Williams and Mr. Wiens made in July 2023 which vests pro-ratably on March 31, 2024, March 31, 2025 and March 31, 2026. See the Executive Compensation Discussion and Analysis for a description of the awards and the rationale.
[3]	In his capacity as Chief Executive Officer, Mr. Ash is included as our PEO for 2024, 2023 and 2022. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
[4]	In 2023, the non-PEO NEOs comprised of Messrs. Williams, van Heerden and Wiens.
[5]	In 2024, the non-PEO NEOs comprised of Messrs. Williams and van Heerden.
[6]	In 2022, the non-PEO NEOs comprised of Messrs. Williams and Wiens.
[7]	Total Shareholder Return (“TSR”) represents the value as of the end of each relevant fiscal year of a hypothetical $100 investment in the Company’s common stock on December 31, 2021, assuming dividend reinvestment. No dividends were paid by the Company in the years covered.
[8]	Represents the Company’s net income / net loss as disclosed in our annual report on Form 10-K for the respective year.